Restricted net assets	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Restricted net assets
31.	Restricted net assets
The Company’s ability to pay dividends may depend on the Company receiving distributions of funds from the Company’s subsidiaries and the VIEs incorporated in the PRC. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiary.
In accordance with the Company law of the PRC, a domestic enterprise is required to provide statutory reserves of at least 10% of its annual after-tax
profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the Board of Directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Company’s PRC subsidiaries were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.
For the years ended March 31, 2020, 2021 and 2022, appropriation to statutory reserves was made because two PRC subsidiaries had generated profits for these periods.
As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax
income to be set aside, prior to payment of dividends, as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
Foreign exchange and other regulations in the PRC further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.
As of
March
 31, 2022, the total restricted net assets of the Company’s subsidiaries and the VIEs incorporated in the PRC and subjected to restriction amounted to nil.
Rules
12-04(a)
and
4-08(e)(3)
of Regulation
S-X
require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance
S-X
Rule4-08
(e)(3) and concluded that it was not applicable for the Company to disclose the financial statements for the parent company since the 25% threshold was not met for the year ended March 31, 2022.